GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
8.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill are as follows:

	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,691	63,686	10,119
Goodwill acquired	—	2,468,874	392,265
Impairment losses	—	(113,011)	(17,956)
Foreign currency translation adjustment	(5)	(7)	(1)

Balance as of December 31	63,686	2,419,542	384,427

The impairment loss was related to goodwill resulting from an insignificant business combination made in 2011, the underlying business of which was never integrated into the Company’s business after its acquisition. Due to a significant decline in the popularity and performance of the acquired business and failure to achieve its expected market share, the Company plans to abandon this acquired business, although certain assets were still in limited use as at December 31, 2011. Hence, an impairment charge was made for the entire amount of goodwill relating to the business acquired.

Intangible assets

Finite-lived intangible assets

	As of December 31, 2010
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
		(In thousands)

Land use right	97,611	(6,995)	90,616
Customer relationships	31,408	(26,870)	4,538
Software	12,131	(3,572)	8,559
Trademark	1,727	(248)	1,479
Others	16,313	(16,117)	196

	159,190	(53,802)	105,388

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
		(In thousands)

Land use right	223,309	(11,252)	—	212,057	33,692
Customer relationships	254,169	(40,168)	(1,031)	212,970	33,838
Software	44,350	(7,465)	(3,424)	33,461	5,316
Trademarks	320,527	(14,567)	—	305,960	48,612
User list	158,070	(23,418)	—	134,652	21,394
Others	37,183	(19,097)	(1,085)	17,001	2,702

	1,037,608	(115,967)	(5,540)	916,101	145,554

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was RMB10.73 million, RMB10.25 million and RMB65.67 million (US$10.43 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)

For the years ending December 31,
2012	126,945	20,170
2013	124,493	19,780
2014	97,352	15,468
2015	64,452	10,240
2016	62,463	9,924

The impairment losses are related to intangible assets acquired from an acquired business in 2011, which the Company plans to abandon as of December 31, 2011. Those impairment losses are included in the line item entitled “Other income, net”.

Indefinite-lived intangible assets

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Domain name	9,360	9,360	1,487
Trademarks	1,050	3,550	564
License	—	2,000	318

	10,410	14,910	2,369
Impairment loss	—	(2,500)	(397)

	10,410	12,410	1,972

The Company’s indefinite-lived intangible assets include the Company’s trademark of “BAIDU”, one domain name asset, an internet publishing license and other trademarks acquired from business combinations. The domain name asset was acquired in July 2006 and the useful life is indefinite; the Company’s trademark of “BAIDU” qualified as a China well-known trademark by the State Trademark Office in March 2008. The registration costs were recorded as an intangible asset with indefinite useful life.

The impairment loss is related to trademarks acquired from an acquired business in 2011 which the Company plans to abandon as of December 31, 2011. The impairment loss is included in the line item entitled “Other income, net”.